Deposits from Banks - Additional Information (Detail) - EUR (€) € in Billions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of deposits from banks [abstract]
New targeted longer term refinancing operations		€ 10.7
Early redeemed targeted longer term refinancing operations	€ 7.0